Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000192839 | 4201938
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192839 | 4201883
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000192839 | 4201715
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192839 | 4201811
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192839 | 4201872
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192839 | 4201791
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192839 | 4201916
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192839 | 4201716
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192839 | 4201802
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192839 | 4201756
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192839 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000192839 | Foreign Government
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000192839 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000192839 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000192839 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192839 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000192839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000192839 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192839 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000192839 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000192839 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000192839 | Virgin Islands, British
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192839 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192839 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192839 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192839 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192839 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000192839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215652 | 4237151
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000215652 | 4237279
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215652 | 4237266
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215652 | 4237145
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215652 | 4237048
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215652 | 4237166
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215652 | 4237171
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215652 | 4237108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215652 | 4237254
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215652 | 4237288
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215652 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215652 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000215652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000215652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000215652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215652 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215652 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215652 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215652 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000215652 | India
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000215652 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000215652 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215652 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000215652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215652 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215652 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215652 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215652 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000215652 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195231 | 4236489
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195231 | 4236386
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195231 | 4236246
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195231 | 4236202
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195231 | 4236452
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195231 | 4236388
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195231 | 4236458
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195231 | 4236383
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195231 | 4236387
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195231 | 4236459
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195231 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195231 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195231 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195231 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195231 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000195231 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195231 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195231 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000195231 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000195231 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000195231 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000195231 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000195231 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000195231 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195231 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195231 | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195231 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195231 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000195231 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195231 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195231 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195231 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195231 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000195231 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198634 | 4236598
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198634 | 4236600
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198634 | 4236550
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198634 | 4236655
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198634 | 4236638
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198634 | 4236627
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198634 | 4236595
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198634 | 4236539
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198634 | 4236570
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198634 | 4236620
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198634 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000198634 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000198634 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198634 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198634 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000198634 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000198634 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198634 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198634 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000241075 | 4238851
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241075 | 4238803
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241075 | 4238824
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241075 | 4238852
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241075 | 4238819
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241075 | 4238832
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241075 | 4238836
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241075 | 4238837
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241075 | 4238792
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241075 | 4238833
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000241075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241075 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000241075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241075 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241075 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000171473 | 4201542
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171473 | 4201490
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171473 | 4201698
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171473 | 4201555
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171473 | 4201658
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4201515
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4201594
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171473 | 4201589
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171473 | 4201629
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171473 | 4201673
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234237 | 4238921
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234237 | 4238909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234237 | 4238912
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234237 | 4238889
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234237 | 4238886
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234237 | 4238871
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234237 | 4238896
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234237 | 4238876
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234237 | 4238917
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234237 | 4238910
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234237 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000234237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000234237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000234237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234237 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234237 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%